Risk Management Activities, Derivatives and Financial Instruments - Schedule of Derivative Instruments in the Balance Sheet (Details) - Not Designated as Hedging Instrument - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Derivative Assets [Abstract]
Derivative Assets, Gross Fair Value	$ 311	$ 403
Derivative Asset, Contract Netting	(165)	(285)
Derivative Asset, Collateral, Obligation to Return Cash, Offset	0	0
Derivative Assets, Net Fair Value	146	118
Derivative Liabilities [Abstract]
Derivative Liabilities, Gross Fair Value	(360)	(606)
Derivative Liability, Contract Netting	165	285
Right to reclaim cash, offset	54	106
Derivative Liabilities, Net Fair Value	(141)	(215)
Total Derivatives, Gross Fair Value	(49)	(203)
Total Derivatives, Contract Netting	0	0
Total Derivatives, Collateral or Margin Received or Paid	(54)	(106)
Total Derivatives, Net Fair Value	5	(97)
Commodity Contracts | Assets from Risk Management Activities
Derivative Assets [Abstract]
Derivative Assets, Gross Fair Value	311	403
Derivative Asset, Contract Netting	(165)	(285)
Derivative Asset, Collateral, Obligation to Return Cash, Offset	0	0
Derivative Assets, Net Fair Value	146	118
Commodity Contracts | Liabilities from Risk Management Activities
Derivative Liabilities [Abstract]
Derivative Liabilities, Gross Fair Value	(329)	(557)
Derivative Liability, Contract Netting	165	285
Right to reclaim cash, offset	54	106
Derivative Liabilities, Net Fair Value	(110)	(166)
Interest Rate Contracts | Liabilities from Risk Management Activities
Derivative Liabilities [Abstract]
Derivative Liabilities, Gross Fair Value	(30)	(42)
Derivative Liability, Contract Netting	0	0
Right to reclaim cash, offset	0	0
Derivative Liabilities, Net Fair Value	(30)	(42)
Common stock warrants | Other long-term liabilities
Derivative Liabilities [Abstract]
Derivative Liabilities, Gross Fair Value	(1)	(7)
Derivative Liability, Contract Netting	0	0
Right to reclaim cash, offset	0	0
Derivative Liabilities, Net Fair Value	$ (1)	$ (7)